Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease Cost	The components of lease expense were as follows:

	Year Ended December 31,
Lease Cost	2021	2020	2019
Operating lease cost	$11	$12	12
Finance lease cost:
Amortization of right-of-use assets	1	2	1
Interest on lease liabilities	—	1	1
Short-term lease cost	—	1	1
Cash paid for amounts included in the present value of operating lease liabilities were as follows:

	Year Ended December 31,
Cash Flow Information	2021	2020	2019
Operating cash flows from operating leases	$11	$11	12
Operating cash flows from finance leases	—	1	1
Financing cash flows from finance leases	1	1	1

Supplemental Balance Sheet Information	Supplemental balance sheet information related to leases was as follows:

	As of December 31,
Leases	2021	2020
Assets
Operating Lease Right-of-Use Assets	$30	$38

Finance Lease Right-of-Use Assets, at cost	$15	$15
Accumulated Depreciation	(8)	(7)
Finance Lease Right-of-Use Assets, net	$7	$8

Liabilities
Operating Lease Obligation
Current	$6	$8
Non-Current	28	33
Total Operating Lease Liabilities	$34	$41

Finance Lease Obligation
Current	$1	$1
Non-Current	$7	9
Total Finance Lease Liabilities	$8	$10

	As of December 31,
Lease Term and Discount Rate	2021	2020
Weighted average remaining lease term (years)
Operating leases	16.0	15.4
Finance leases	4.2	5.1
Weighted average discount rate
Operating leases	7.1%	7.2%
Financing leases	5.2%	5.2%

Operating Lease Liability Maturities	Maturities of lease liabilities were as follows:

December 31,	Operating Leases	Finance Leases	Total
2022	$9	$2	$11
2023	6	2	8
2024	5	1	6
2025	4	1	5
2026	4	1	5
After 2026	32	3	35
Total lease payments	$60	$10	$70
Less: Interest	26	2	28
Present value of lease liabilities	$34	$8	$42

Finance Lease Liability Maturities	Maturities of lease liabilities were as follows:

December 31,	Operating Leases	Finance Leases	Total
2022	$9	$2	$11
2023	6	2	8
2024	5	1	6
2025	4	1	5
2026	4	1	5
After 2026	32	3	35
Total lease payments	$60	$10	$70
Less: Interest	26	2	28
Present value of lease liabilities	$34	$8	$42